REVENUE (Tables)	9 Months Ended
Sep. 30, 2018
Revenue from Contract with Customer [Abstract]
Summary of net revenue
The following tables summarize revenues for the three and nine months ended September 30, 2018 and 2017:

	Three Months Ended September 30, 2018
	EMEA	NAFTA	LATAM	APAC	Total
	(in millions)
Agricultural Equipment	$894	$945	$401	$396	$2,636
Construction Equipment	130	388	83	125	726
Commercial Vehicles	2,054	3	167	180	2,404
Powertrain	680	37	64	191	972
Eliminations and Other	(402)	(23)	(51)	(17)	(493)
Total Industrial Activities	$3,356	$1,350	$664	$875	$6,245
Financial Services	74	309	61	25	469
Eliminations and Other	(32)	2	2	—	(28)
Total Revenues	$3,398	$1,661	$727	$900	$6,686

	Nine Months Ended September 30, 2018
	EMEA	NAFTA	LATAM	APAC	Total
	(in millions)
Agricultural Equipment	$3,291	$2,793	$1,110	$1,333	$8,527
Construction Equipment	439	1,113	252	403	2,207
Commercial Vehicles	6,637	9	555	587	7,788
Powertrain	2,404	109	190	673	3,376
Eliminations and Other	(1,491)	(69)	(157)	(57)	(1,774)
Total Industrial Activities	$11,280	$3,955	$1,950	$2,939	$20,124
Financial Services	238	960	195	76	1,469
Eliminations and Other	(97)	(5)	14	(1)	(89)
Total Revenues	$11,421	$4,910	$2,159	$3,014	$21,504

	Three Months Ended September 30, 2017
	EMEA	NAFTA	LATAM	APAC	Total
	(in millions)
Agricultural Equipment	$862	$824	$410	$451	$2,547
Construction Equipment	127	319	86	86	618
Commercial Vehicles	2,079	4	235	255	2,573
Powertrain	765	34	76	199	1,074
Eliminations and Other	(472)	(23)	(62)	(17)	(574)
Total Industrial Activities	$3,361	$1,158	$745	$974	$6,238
Financial Services	84	300	68	26	478
Eliminations and Other	(33)	2	4	—	(27)
Total Revenues	$3,412	$1,460	$817	$1,000	$6,689

	Nine Months Ended September 30, 2017
	EMEA	NAFTA	LATAM	APAC	Total
	(in millions)
Agricultural Equipment	$2,784	$2,434	$1,125	$1,210	$7,553
Construction Equipment	354	932	209	275	1,770
Commercial Vehicles	6,002	13	599	682	7,296
Powertrain	2,347	94	201	569	3,211
Eliminations and Other	(1,502)	(63)	(165)	(47)	(1,777)
Total Industrial Activities	$9,985	$3,410	$1,969	$2,689	$18,053
Financial Services	243	980	199	70	1,492
Eliminations and Other	(92)	6	18	—	(68)
Total Revenues	$10,136	$4,396	$2,186	$2,759	$19,477

Summary of disaggregation of revenue
The following table disaggregates revenues by major source for the three and nine months ended September 30, 2018 and 2017:

	Three Months Ended September 30,
	2018	2017
	(in millions)
Revenues from:
Sales of goods	$6,018	$5,999
Rendering of services	112	123
Rents on assets sold with a buy-back commitment	115	116
Revenues from sales of goods and services	6,245	6,238
Finance and interest income	261	298
Rents and other income on operating lease	180	153
Finance, interest and other income	441	451
Total Revenues	$6,686	$6,689

	Nine Months Ended September 30,
	2018	2017
	(in millions)
Revenues from:
Sales of goods	$19,467	$17,411
Rendering of services	297	321
Rents on assets sold with a buy-back commitment	360	321
Revenues from sales of goods and services	20,124	18,053
Finance and interest income	835	878
Rents and other income on operating lease	545	546
Finance, interest and other income	1,380	1,424
Total Revenues	$21,504	$19,477